Investments Accounted for Using the Equity Method	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
Investments Accounted for Using the Equity Method

B.5. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2020), and comprise:

(€ million)	% interest	June 30, 2021	December 31, 2020
Infraserv GmbH & Co. Höchst KG (a)	31.2	69	72
MSP Vaccine Company (b)	50.0	67	44
Other investments	—	78	85
Total		214	201
(a)Joint venture.
(b)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine B.V.

The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2021	June 30, 2020	December 31, 2020
Sales (a)	31	52	75
Royalties and other income (a)	26	65	97
Accounts receivable and other receivables	66	7	50
Purchases and other expenses (including research expenses) (a)	124	605	747
Accounts payable and other payables	17	5	15
(a)For 2020, these amounts include transactions between Sanofi and Regeneron for the period from January 1 through May 29, 2020. The table above does not include the repurchase by Regeneron of its own shares from Sanofi (see Note D.1. to the consolidated financial statements for the year ended December 31, 2020).